INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Concentrate	$ 578	$ 968
Ore stockpiles	11,562	15,417
Materials and supplies	18,538	15,400
Gold in circuit	1,266	902
Gold bullion	1,794	2,430
Silver bullion	5	3
Total inventories	$ 33,743	$ 35,120